Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments
	Gain recognized in other
	comprehensive		Gain (loss) recognized
	Income, net		in statements of income, net
	December 31,	Statement of	Year ended December 31,
	2013	income item	2011	2012	2013

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$314	Operating expenses	$(267)	$72	$1,189

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts		Financial expenses	(287)	1,424	(2,150)

Total	$314		$(554)	$1,496	$(961)